Other Assets - Summary of Other assets (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Disclosure of Other Assets [line items]
Investments in subleases	$ 749
Sub lease income	53
Next five years [member]
Disclosure of Other Assets [line items]
Future lease payments	506
Over five years until expiry of subleases [member]
Disclosure of Other Assets [line items]
Future lease payments	$ 838